Annual Total Returns[BarChart] - International Portfolio - International Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.54%)	20.14%	23.26%	(6.05%)	(0.77%)	1.93%	42.60%	(12.61%)	31.22%	57.58%